Investment Objectives and Goals	Jan. 27, 2026
Absolute Capital Asset Allocator Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Absolute Capital Asset Allocator Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Absolute Capital Asset Allocator Fund (the “Fund”) seeks long term capital appreciation.
The Teberg Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – The Teberg Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Teberg Fund (the “Fund”) seeks to maximize total return (capital appreciation plus income).
Absolute Capital Defender Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Absolute Capital Defender Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Absolute Capital Defender Fund (the “Fund”) seeks long term capital appreciation.